Financial risk management objectives and policies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial Risk Management Objectives And Policies [Abstract]
Undrawn loan facilities	₨ 22,111	₨ 52,148